Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

(in thousands)	September 30, 2021	December 31, 2020

Legal settlement	$5,625	$-
Employee compensation and benefits	1,803	1,810
Professional fees	744
Product revenue allowances and reserves	143	327
Restructuring liability	63	-
Other	884	569
Total	$9,262	$2,706

Accrued expenses and other current liabilities consist of the following:

(in thousands)	December 31, 2019	December 31, 2020
Employee compensation and benefits	$2,047	$1,810
Product revenue allowances and reserves	394	327
Other	952	569
Total	$3,393	$2,706